Commitments and Contingencies - Minimum Commitments for Drilling and Compression Services Agreements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Supply Commitment [Line Items]
Total	$ 118,182
2014	19,346
2015	25,767
2016	25,839
2017	25,767
2018	21,463
Drilling services [Member]
Supply Commitment [Line Items]
Total	20,323
2014	20,323
Thereafter
Compression Services [Member]
Supply Commitment [Line Items]
Total	7,090
2014	7,079
2015	11
Thereafter